Contract Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Liabilities [Abstract]
Recognized revenue	$ 14,592	$ 93,947	$ 9,865